SUPPLEMENT DATED AUGUST 1, 2008

TO

PROSPECTUS DATED MAY 1, 2008

FOR

FUTURITY ACCUMULATOR II VARIABLE UNIVERSAL LIFE INSURANCE
FUTURITY PROTECTOR II VARIABLE UNIVERSAL LIFE INSURANCE
FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE
SUN EXECUTIVE VARIABLE UNIVERSAL LIFE

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

Effective August 1, 2008, SCSM Blue Chip Mid Cap Fund changed its name to SCSM WMC Blue Chip Mid Cap Fund.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.